CERTIFICATION OF
                           STRONG EQUITY FUNDS, INC.
                       ON BEHALF OF THE FOLLOWING SERIES:
                            STRONG DOW 30 VALUE FUND
                             STRONG ENTERPRISE FUND
                               STRONG GROWTH FUND
                             STRONG GROWTH 20 FUND
                             STRONG INDEX 500 FUND
                        STRONG MID CAP DISCIPLINED FUND
                           STRONG MID CAP GROWTH FUND
                          STRONG SMALL CAP VALUE FUND
                          STRONG STRATEGIC GROWTH FUND
                        STRONG U.S. EMERGING GROWTH FUND
                               STRONG VALUE FUND

STRONG EQUITY FUNDS, INC. (the "Registrant") does hereby certify as follows:

1. This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933.

2. Reference is made to the Strong Dow 30 Value, Strong Enterprise, Strong Growth, Strong Growth 20, Strong Index 500, Strong Mid Cap Disciplined, Strong Mid Cap Growth, Strong Small Cap Value, Strong Strategic Growth, Strong U.S. Emerging Growth, and Strong Value Funds' Prospectuses and Statements of Additional Information each dated May 1, 2000 filed by the Registrant pursuant to Post-Effective Amendment No. 35 (File No. 33-70764; 811-8100), which was filed with the Securities and Exchange Commission on April 27, 2000 (the "Post-Effective Amendment").

3. The Post-Effective Amendment is the most recent post-effective amendment filed by the Registrant.

4. The form of Strong Dow 30 Value, Strong Enterprise, Strong Growth, Strong Growth 20, Strong Index 500, Strong Mid Cap Disciplined, Strong Mid Cap Growth, Strong Small Cap Value, Strong Strategic Growth, Strong U.S. Emerging Growth, and Strong Value Funds' Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933 would not have differed from that contained in the Post-Effective Amendment.

5.     The text of the Post-Effective Amendment has been filed electronically.

                         STRONG EQUITY FUNDS, INC.


                         /S/ JOHN S. WEITZER
                         By:     John S. Weitzer
                         Title:  Vice President

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Dated: May 5, 2000

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